Trade and other receivables - Credit Risk Exposure (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) customer	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Trade and other receivables
Financial assets	£ 3,296	£ 4,258
Number of customers exceeding 10% of entity's revenue | customer	0
Expected credit loss allowance	£ (3,296)	(4,258)
Other third-party receivables
Trade and other receivables
Financial assets	159	189
Expected credit loss allowance	(159)	(189)
Cost | Trade receivables
Trade and other receivables
Financial assets	1,684	1,624
Expected credit loss allowance	(1,684)	(1,624)
Impairment | Trade receivables
Trade and other receivables
Financial assets	(42)	(36)	£ (29)
Expected credit loss allowance	42	36	£ 29
Impairment | Other third-party receivables
Trade and other receivables
Financial assets	0
Expected credit loss allowance	0
Current Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	1,447	1,406
Expected credit loss allowance	(1,447)	(1,406)
Current Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(5)	(4)
Expected credit loss allowance	5	4
0-30 days Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	101	113
Expected credit loss allowance	(101)	(113)
0-30 days Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(1)	(1)
Expected credit loss allowance	1	1
31-90 days Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	46	36
Expected credit loss allowance	(46)	(36)
31-90 days Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(2)	(3)
Expected credit loss allowance	2	3
91-180 days Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	33	26
Expected credit loss allowance	(33)	(26)
91-180 days Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(6)	(2)
Expected credit loss allowance	6	2
181 days - 1 year Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	23	18
Expected credit loss allowance	(23)	(18)
181 days - 1 year Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(5)	(4)
Expected credit loss allowance	5	4
Greater than 1 year Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	34	25
Expected credit loss allowance	(34)	(25)
Greater than 1 year Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(23)	(22)
Expected credit loss allowance	£ 23	£ 22